OTHER REQUIRED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of additional information [Abstract]
Schedule of Condensed Statement of Comprehensive Income	Statement of comprehensive income

	Cash flow hedges			Currency translation adjustment
	Gross amount	Income tax	Total

As of December 31, 2023	22,721	(6,824)	15,897	(2,903,860)

(Decrease) / Increase	(76,039)	22,847	(53,192)	(823,783)
Reclassification to income statement	—	—	—	—

As of December 31, 2024	(53,318)	16,023	(37,295)	(3,727,643)

(Decrease) / Increase	112,027	(33,640)	78,387	402,386
Reclassification to income statement	—	—	—	—

As of December 31, 2025	58,709	(17,617)	41,092	(3,325,257)

Schedule of Condensed Statement of Cash Flows	Statement of cash flows

	Year ended December 31,
	2025	2024	2023

(i) Changes in working capital (1)
Inventories	805,701	(108,826)	202,470
Receivables and others	104,448	(169,482)	6,342
Trade receivables	112,828	297,284	(104,280)
Other liabilities	(50,976)	39,305	(64,022)
Trade payables	63,431	(74,161)	280,571

	1,035,432	(15,880)	321,081
(ii) Income tax accrual less payments
Tax accrued (Note 11)	345,144	554,224	334,408
Taxes paid (2)	(244,721)	(56,527)	(495,348)

	100,423	497,697	(160,940)
(iii) Interest accruals less payments
Interest accrued (Note 10 and 23)	(6,226)	(84,678)	(113,433)
Interest received	213,481	263,192	202,000
Interest paid	(221,805)	(194,845)	(133,706)

	(14,550)	(16,331)	(45,139)
(1)Changes in working capital are shown net of the effect of exchange rate changes.
(2)For the year ended December 31, 2024, it includes the recovery of previously paid tax in Mexico for an amount of $235.2 million.

Schedule of Reconciliation of Changes in Financial Debt	Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

As of December 31, 2023	(241,087)	(940,453)	(1,205,961)	(2,387,501)
Cash flows	70,632	541,250	(591,539)	20,343
Reclassifications	—	(106,116)	106,116	—
Acquisitions - finance leases	(13,040)	—	—	(13,040)
Foreign exchange adjustments	11,403	27,514	135,441	174,358
Other non cash movements	(38,032)	(192,267)	(4,104)	(234,403)
As of December 31, 2024	(210,124)	(670,072)	(1,560,047)	(2,440,243)
Cash flows	73,858	481,576	(371,779)	183,655
Reclassifications	—	(199,666)	199,666	—
Acquisitions - finance leases	(18,289)	—	—	(18,289)
Foreign exchange adjustments	(7,911)	(4,293)	(77,608)	(89,812)
Other non cash movements	(24,068)	(211,945)	(4,819)	(240,832)
As of December 31, 2025	(186,534)	(604,400)	(1,814,587)	(2,605,521)